OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Tables)	12 Months Ended
Dec. 31, 2014
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Schedule of Other Current Assets [Table Text Block]

(in thousands of $)	2014	2013
Other receivables	2,174	2,937
Deferred tax asset (see note 8)	3,085	—
Prepaid expenses	2,257	4,089
	7,516	7,026